BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 4,712	$ 4,905
Marketable securities (Note 3)	2,273	2,365
Other current assets	165	156
Investment in BioCancell (Note 5)	3,033
Total current assets	10,183	7,426
Investment in BioCancell (Note 5)		5,625
Total assets	10,183	13,051
LIABILITIES AND SHAREHOLDERS' EQUITY
CURRENT LIABILITIES: (Note 11a)	302	318
Total current liabilities	302	318
COMMITMENTS AND CONTINGENT LIABILITIES (Note 6)
SHAREHOLDERS' EQUITY (Note 7):
Share capital - Ordinary shares of NIS 0 par value - Authorized: 16,666,667 shares at December 31, 2010 and 2011; Issued: 10,095,912 and shares at December 31, 2010 and 2011; Outstanding: 8,648,861 at December 31, 2010 and 2011.
Additional paid-in capital	146,601	146,528
Less - treasury shares, at cost, 1,447,051 Ordinary shares at December 31, 2010 and 2011	(1,065)	(1,065)
Accumulated other comprehensive income	4	15
Accumulated deficit	(135,659)	(132,745)
Total shareholders' equity	9,881	12,733
Total liabilities and shareholders' equity	$ 10,183	$ 13,051